Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

17. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

The Subsidiaries sponsor and/or administer various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. U.S. pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2011, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 90% of the Subsidiaries’ obligations result from benefits calculated with the traditional formula. The U.S. non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. The non-U.S. pension plans generally provide benefits based upon either years of credited service and earnings preceding-retirement or points earned on job grades and other factors in years of service.

The Subsidiaries also provide certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Subsidiaries who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for one of the Subsidiaries may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

In connection with the Acquisition, domestic American Life employees who became employees of certain Subsidiaries (including those who remained employees of companies acquired in the Acquisition) were credited with service recognized by AIG for purposes of determining eligibility under the pension plans with respect to benefits earned under the pension plans subsequent to the closing date of the Acquisition.

Additionally, in connection with the Acquisition, the Company acquired certain defined benefit pension plans sponsored by American Life. As of December 31, 2010, these plans had liabilities of approximately $595 million and assets of approximately $97 million.

Measurement dates used for all of the Subsidiaries’ defined benefit pension and other postretirement benefit plans correspond with the fiscal year ends of sponsoring Subsidiaries, which are December 31 for most Subsidiaries and November 30 for American Life.

Obligations, Funded Status and Net Periodic Benefit Costs

	Pension Benefits				Other Postretirement Benefits
	U.S. Plans (1)		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010	2011	2010	2011	2010
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$7,043	$6,562	$676	$87	$1,808	$1,801	$37	$46
Service costs	187	172	64	8	16	16	1	1
Interest costs	404	393	16	6	106	111	2	2
Plan participants’ contributions	—	—	—	—	28	34	—	—
Net actuarial (gains) losses	1,072	301	24	(11)	267	66	2	7
Acquisition, divestitures and curtailments	—	—	(5)	639	—	—	1	—
Change in benefits	17	—	—	1	—	(81)	—	1
Prescription drug subsidy	—	—	—	—	—	12	—	—
Benefits paid	(396)	(385)	(30)	(35)	(132)	(151)	(4)	(3)
Transfers	—	—	(13)	—	—	—	—	(17)
Effect of foreign currency translation	—	—	41	(19)	—	—	—	—

Benefit obligations at December 31,	8,327	7,043	773	676	2,093	1,808	39	37

Change in plan assets:
Fair value of plan assets at January 1,	6,310	5,684	178	86	1,185	1,106	15	15
Actual return on plan assets	944	708	(4)	8	80	97	(1)	5
Acquisition and divestitures	—	—	(4)	97	—	—	—	—
Plan participants’ contributions	—	—	—	—	28	34	—	—
Employer contributions	250	303	55	22	79	87	1	8
Benefits paid	(396)	(385)	(30)	(35)	(132)	(139)	(2)	(1)
Transfers	—	—	(13)	—	—	—	—	(12)
Effect of foreign currency translation	—	—	3	—	—	—	—	—

Fair value of plan assets at December 31,	7,108	6,310	185	178	1,240	1,185	13	15

Over (under) funded status at December 31,	$(1,219)	$(733)	$(588)	$(498)	$(853)	$(623)	$(26)	$(22)

Amounts recognized in the consolidated balance sheets consist of:
Other assets	$—	$106	$3	$6	$—	$—	$—	$—
Other liabilities	(1,219)	(839)	(591)	(504)	(853)	(623)	(26)	(22)

Net amount recognized	$(1,219)	$(733)	$(588)	$(498)	$(853)	$(623)	$(26)	$(22)

Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	$2,498	$2,117	$10	$(25)	$623	$403	$2	$(3)
Prior service costs (credit)	30	17	2	3	(179)	(286)	1	1

Accumulated other comprehensive (income) loss, before income tax	$2,528	$2,134	$12	$(22)	$444	$117	$3	$(2)

(1)	Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $997 million and $821 million at December 31, 2011 and 2010, respectively.

The accumulated benefit obligations for all U.S. defined benefit pension plans were $7.8 billion and $6.7 billion at December 31, 2011 and 2010, respectively. The accumulated benefit obligations for all non-U.S. defined benefit pension plans were $658 million and $610 million at December 31, 2011 and 2010, respectively.

The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010
	(In millions)
Projected benefit obligations	$1,164	$844	$708	$592
Accumulated benefit obligations	$1,045	$770	$644	$537
Fair value of plan assets	$131	$13	$121	$93

Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets were as follows:

	Pension Benefits				Other Postretirement Benefits
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010	2011	2010	2011	2010
	(In millions)
Projected benefit obligations	$8,327	$1,187	$732	$616	$2,093	$1,808	$39	$37
Fair value of plan assets	$7,108	$347	$140	$114	$1,240	$1,185	$13	$15

Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

i)

Service Costs — Service costs are the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Subsidiaries on service rendered during the current year.

ii)	Interest Costs — Interest costs are the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

iii)

Settlement and Curtailment Costs — The aggregate amount of net gains (losses) recognized in net periodic benefit costs due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan’s responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants’ expected years of future services or benefit accruals.

iv)	Expected Return on Plan Assets — Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

v)

Amortization of Net Actuarial Gains (Losses) — Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

vi)

Amortization of Prior Service Costs (Credit) — These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income (loss) at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

	Pension Benefits						Other Postretirement Benefits
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(In millions)
Net Periodic Benefit Costs:
Service costs	$187	$172	$170	$64	$8	$—	$16	$16	$22	$1	$1	$—
Interest costs	404	393	395	16	6	—	106	111	125	2	2	—
Settlement and curtailment costs	—	—	17	—	8	—	—	—	—	1	1	—
Expected return on plan assets	(448)	(444)	(439)	(6)	(6)	—	(76)	(79)	(72)	(1)	—	—
Amortization of net actuarial (gains) losses	194	196	227	—	—	—	43	38	42	—	—	—
Amortization of prior service costs (credit)	4	7	10	—	—	—	(108)	(83)	(36)	—	—	—

Total net periodic benefit costs (credit)	341	324	380	74	16	—	(19)	3	81	3	4	—

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income (Loss):
Net actuarial (gains) losses	575	37	310	34	(15)	—	262	49	283	5	1	—
Prior service costs (credit)	17	—	(10)	—	1	—	—	(81)	(167)	—	1	—
Amortization of net actuarial gains (losses)	(194)	(196)	(227)	—	—	—	(43)	(38)	(42)	—	—	—
Amortization of prior service (costs) credit	(4)	(7)	(10)	—	—	—	108	83	36	—	—	—

Total recognized in other comprehensive income (loss)	394	(166)	63	34	(14)	—	327	13	110	5	2	—

Total recognized in net periodic benefit costs and other comprehensive income (loss)	$735	$158	$443	$108	$2	$—	$308	$16	$191	$8	$6	$—

For the year ended December 31, 2011, included within other comprehensive income (loss) were other changes in plan assets and benefit obligations associated with pension benefits of $394 million for the U.S. plans and $34 million for the non-U.S. plans and other postretirement benefits of $327 million for the U.S. plans and $5 million for the non-U.S. plans for an aggregate reduction in other comprehensive income (loss) of $760 million before income tax and $494 million, net of income tax.

The estimated net actuarial (gains) losses and prior service costs (credit) for the U.S. pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs over the next year are $178 million and $6 million, respectively.

The estimated net actuarial (gains) losses and prior service costs (credit) for the U.S. defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs over the next year are $54 million and ($104) million, respectively.

The Medicare Modernization Act of 2003 created various subsidies for all U.S. sponsors of retiree drug programs. Two common ways of providing subsidies were the Retiree Drug Subsidy (“RDS”) and Medicare Part D Prescription Drug Plans (“PDP”). From 2006 through 2010, the Company applied for and received the RDS each year. The RDS program provides the subsidy through cash payments made by Medicare to the Company, resulting in smaller net claims paid by the Company. A summary of the reduction to the APBO and the related reduction to the components of net periodic other postretirement benefits plan costs resulting from receipt of the RDS is presented below. As of January 1, 2011, as a result of changes made under the Patient Protection and Affordable Care Act of 2010, the Company, no longer applies for the RDS. Instead it has joined PDP and will indirectly receive Medicare subsidies in the form of smaller gross benefit payments for prescription drug coverage.

	December 31,
	2010	2009
	(In millions)
Cumulative reduction in other postretirement benefits obligations:
Balance at January 1,	$247	$317
Service costs	3	2
Interest costs	16	16
Net actuarial (gains) losses	(255)	(76)
Expected prescription drug subsidy	(11)	(12)

Balance at December 31,	$—	$247

	Years Ended December 31,
	2010	2009
	(In millions)
Reduction in net periodic other postretirement benefit costs:
Service costs	$3	$2
Interest costs	16	16
Amortization of net actuarial (gains) losses	10	11

Total reduction in net periodic benefit costs	$29	$29

The Company received subsidies of $3 million, $8 million and $12 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Assumptions

Assumptions used in determining benefit obligations were as follows:

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans (1)	U.S. Plans	Non-U.S. Plans (1)
December 31, 2011:
Weighted average discount rate	4.95%	2.33%	4.95%	5.60%
Rate of compensation increase	3.5% - 7.5%	2.4% - 5.5%	N/A	N/A

December 31, 2010:
Weighted average discount rate	5.80%	2.01%	5.80%	N/A
Rate of compensation increase	3.5% - 7.5%	2.0% - 4.0%	N/A	N/A

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the Subsidiaries providing such benefits.

Assumptions used in determining net periodic benefit costs were as follows:

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans (1)	U.S. Plans	Non-U.S. Plans (1)
Year Ended December 31, 2011:
Weighted average discount rate	5.80%	2.40%	5.80%	6.34%
Weighted average expected rate of return on plan assets	7.25%	3.19%	7.25%	7.01%
Rate of compensation increase	3.5% - 7.5%	3.0% - 5.5%	N/A	N/A

Year Ended December 31, 2010:
Weighted average discount rate	6.25%	1.76%	6.25%	N/A
Weighted average expected rate of return on plan assets	8.00%	1.32%	7.20%	N/A
Rate of compensation increase	3.5% - 7.5%	2.0% - 4.0%	N/A	N/A

Year Ended December 31, 2009:
Weighted average discount rate	6.60%	N/A	6.60%	N/A
Weighted average expected rate of return on plan assets	8.25%	N/A	7.36%	N/A
Rate of compensation increase	3.5% - 7.5%	N/A	N/A	N/A

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the Subsidiaries providing such benefits.

The weighted average discount rate for the U.S. plans is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

The weighted average discount rate for non-U.S. pension plans is based on the duration of liabilities on a country by country basis. The rate was selected by reference to high quality corporate bonds in developed markets or local government bonds where markets were less robust or nonexistent.

The weighted average expected rate of return on plan assets for the U.S. plans is based on anticipated performance of the various asset sectors in which the plans invest, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Subsidiaries’ long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the policy of most of the Subsidiaries’ is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

The weighted average expected long-term rate of return for the non-U.S. pension plans is an aggregation of each country’s expected rate of return within each asset class. For each country, the rate of return with respect to each asset class was developed based on a building block approach that considers historical returns, current market conditions, asset volatility and the expectations for future market returns. While the assessment of the expected rate of return is long-term and not expected to change annually, significant changes in investment strategy or economic conditions may warrant such a change. The expected rate of return within each asset class, together with any contributions made, are expected to maintain the plans’ ability to meet all required benefit obligations.

The weighted average expected rate of return on plan assets for use in that plan’s valuation in 2012 is currently anticipated to be 7.00% for U.S. pension benefits and 6.22% for U.S. other postretirement benefits. The weighted average expected rate of return on plan assets for use in that plan’s valuation in 2012 is currently anticipated to be 2.05% for non-U.S. pension benefits and 6.54% for non-U.S. other postretirement benefits.

The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2011	2010
Pre-and Post-Medicare eligible claims	7.3% in 2012, gradually decreasing each year until 2083 reaching the ultimate rate of 4.3%.	7.8% in 2011, gradually decreasing each year until 2083 reaching the ultimate rate of 4.4%.

Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects:

	U.S. Plans		Non-U.S. Plans
	One Percent Increase	One Percent Decrease	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$7	$(9)	$—	$—
Effect of accumulated postretirement benefit obligations	$195	$(160)	$1	$(1)

Plan Assets

The pension and other postretirement benefit plan assets are categorized into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1

This category includes investments in fixed maturity securities, equity securities, derivative securities, and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.

Level 2

This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

Level 3

This category includes separate accounts that are invested in fixed maturity securities, equity securities, pass-through securities, derivative securities, and other invested assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

U.S. Plans

Most U.S. Subsidiaries have issued group annuity and life insurance contracts supporting the pension and other postretirement benefit plans assets, which are invested primarily in separate accounts.

The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, mutual funds, real estate, private equity investments and hedge funds investments.

The pension and postretirement plan assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2011
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Corporate	$—	$1,932	$32	$1,964	$—	$139	$4	$143
Federal agencies	1	286	—	287	—	29	—	29
Foreign bonds	—	213	5	218	—	13	—	13
Municipals	—	184	—	184	—	59	1	60
Preferred stocks	—	2	—	2	—	—	—	—
U.S. government bonds	1,007	187	—	1,194	160	1	—	161

Total fixed maturity securities	1,008	2,804	37	3,849	160	241	5	406

Equity securities:
Common stock - domestic	1,149	38	206	1,393	240	2	—	242
Common stock - foreign	287	—	—	287	55	—	—	55

Total equity securities	1,436	38	206	1,680	295	2	—	297

Money market securities	2	—	—	2	—	1	—	1
Pass-through securities	—	471	2	473	—	84	5	89
Derivative securities	30	10	4	44	—	—	1	1
Short-term investments	4	401	—	405	6	435	—	441
Other invested assets	—	69	531	600	—	—	—	—
Other receivables	—	47	—	47	—	4	—	4
Securities receivable	—	8	—	8	—	1	—	1

Total assets	$2,480	$3,848	$780	$7,108	$461	$768	$11	$1,240

	December 31, 2010
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Corporate	$—	$1,528	$49	$1,577	$—	$67	$4	$71
Federal agencies	—	175	—	175	—	15	—	15
Foreign bonds	—	143	4	147	—	4	—	4
Municipals	—	137	—	137	—	37	1	38
Preferred stocks	—	4	—	4	—	—	—	—
U.S. government bonds	650	136	—	786	82	—	—	82

Total fixed maturity securities	650	2,123	53	2,826	82	123	5	210

Equity securities:
Common stock - domestic	1,406	93	240	1,739	359	3	—	362
Common stock - foreign	461	—	—	461	77	—	—	77

Total equity securities	1,867	93	240	2,200	436	3	—	439

Money market securities	200	90	—	290	1	1	—	2
Pass-through securities	—	321	2	323	—	73	6	79
Derivative securities	3	(5)	—	(2)	—	—	—	—
Short-term investments	(11)	101	—	90	8	443	—	451
Other invested assets	—	63	471	534	—	—	—	—
Other receivables	—	39	—	39	—	3	—	3
Securities receivable	—	70	—	70	—	2	—	2

Total assets	$2,709	$2,895	$766	$6,370	$527	$648	$11	$1,186

Liabilities:
Securities payable	$—	$60	$—	$60	$—	$1	$—	$1

Total liabilities	$—	$60	$—	$60	$—	$1	$—	$1

Total assets and liabilities	$2,709	$2,835	$766	$6,310	$527	$647	$11	$1,185

A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits						Other Postretirement Benefits
	Fixed Maturity Securities:		Equity Securities:				Fixed Maturity Securities:

	Corporate	Foreign Bonds	Common Stock- Domestic	Pass- Through Securities	Derivative Securities	Other Invested Assets	Corporate	Municipals	Pass- Through Securities	Derivative Securities
	(In millions)
Year Ended December 31, 2011:
Balance, January 1,	$49	$4	$240	$2	$—	$471	$4	$1	$6	$—
Total realized/unrealized gains (losses) included in:
Earnings:
Net investment income	—	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	(59)	(1)	2	85	—	—	(1)	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	(4)	(1)	118	1	4	45	—	—	1	1
Purchases	—	2	7	1	—	97	—	—	—	—
Sales	(13)	—	(100)	(2)	(2)	(167)	—	—	(1)	—
Issuances	—	—	—	—	—	—	—	—	—	—
Settlements	—	—	—	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	1	—	—	—	—	1	—
Transfers out of Level 3	—	—	—	—	—	—	—	—	(1)	—

Balance, December 31,	$32	$5	$206	$2	$4	$531	$4	$1	$5	$1

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits					Other Postretirement Benefits
	Fixed Maturity Securities:		Equity Securities:			Fixed Maturity Securities:

	Corporate	Foreign Bonds	Common Stock Domestic	Pass- Through Securities	Other Invested Assets	Corporate	Municipals	Pass- Through Securities
	(In millions)
Year Ended December 31, 2010:
Balance, January 1,	$68	$5	$241	$69	$373	$—	$—	$9
Total realized/unrealized gains (losses) included in:
Earnings:
Net investment income	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	(11)	78	—	—	(4)
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	7	1	(2)	14	(4)	1	—	1
Purchases, sales, issuances and settlements	(17)	(2)	1	(71)	24	—	—	(1)
Transfers into Level 3	4	—	—	2	—	3	1	1
Transfers out of Level 3	(13)	—	—	(1)	—	—	—	—

Balance, December 31,	$49	$4	$240	$2	$471	$4	$1	$6

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits						Other Postretirement Benefits
	Fixed Maturity Securities:		Equity Securities:	Pass- Through Securities	Derivative Securities	Other Invested Assets	Pass- Through Securities
	Corporate	Foreign Bonds	Common Stock Domestic
	(In millions)
Year Ended December 31, 2009:
Balance, January 1,	$57	$4	$460	$80	$40	$392	$13
Total realized/unrealized gains (losses) included in:
Earnings:
Net investment income	—	—	—	—	—	—	—
Net investment gains (losses)	(5)	(1)	—	(2)	36	4	(17)
Net derivative gains (losses)	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—
Other comprehensive income (loss)	21	5	(232)	8	(39)	(59)	17
Purchases, sales, issuances and settlements	(3)	(3)	13	(24)	(37)	36	(4)
Transfers into and/or out of Level 3	(2)	—	—	7	—	—	—

Balance, December 31,	$68	$5	$241	$69	$—	$373	$9

See Note 5 for further information about the valuation techniques and inputs by level of major assets of invested assets that affect the amounts reported above.

The U.S. Subsidiaries provide employees with benefits under various ERISA benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the U.S. Subsidiaries’ qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by Company insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The insurance contract provider engages investment management firms (“Managers”) to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the “Invested Plans”) are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan’s funded status; (ii) minimizing the volatility of the Invested Plan’s funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan’s investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan’s assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target range allocation by major asset class as of December 31, 2011 for the Invested Plans:

	Defined Benefit Plan			Postretirement Medical			Postretirement Life
	Target Range	Actual Allocation		Target Range	Actual Allocation		Target Range	Actual Allocation
		2011	2010		2011	2010		2011	2010
Asset Class:
Fixed maturity securities:
Corporate		27%	24%		17%	9%		—%	—%
Federal agency		4	3		4	2		—	—
Foreign bonds		3	3		2	3		—	—
Municipals		3	2		8	5		—	—
U.S. government bonds		16	12		20	11		—	—

Total fixed maturity securities	50% - 80%	53%	44%	50% - 100%	51%	30%	0%	—%	—%

Equity securities:
Common stock - domestic		20%	27%		30%	48%		—%	—%
Common stock - foreign		4	8		7	10		—	—

Total equity securities	0% - 40%	24%	35%	0% - 50%	37%	58%	0%	—%	—%

Alternative securities:
Money market securities		—%	5%		1%	—%		—%	—%
Pass-through securities		6	5		11	10		—	—
Derivatives		1	—		—	—		—	—
Short-term investments		6	1		—	1		100	100
Other invested assets		9	8		—	—		—	—
Other receivables		1	1		—	1		—	—
Securities receivable		—	1		—	—		—	—

Total alternative securities	10% - 20%	23%	21%	10% - 20%	12%	12%	100%	100%	100%

Total assets		100%	100%		100%	100%		100%	100%

Non-U.S. Plans

The pension and postretirement plan assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2011
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Foreign bonds	$—	$96	$—	$96	$—	$13	$—	$13

Total fixed maturity securities	—	96	—	96	—	13	—	13

Equity securities:
Common stock - foreign	—	43	—	43	—	—	—	—

Total equity securities	—	43	—	43	—	—	—	—

Derivative securities	—	—	13	13	—	—	—	—
Short-term investments	—	6	—	6	—	—	—	—
Other invested assets	19	—	—	19	—	—	—	—
Real estate	—	—	8	8	—	—	—	—

Total assets	$19	$145	$21	$185	$—	$13	$—	$13

	December 31, 2010
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Foreign bonds	$1	$79	$—	$80	$—	$15	$—	$15

Total fixed maturity securities	1	79	—	80	—	15	—	15

Equity securities:
Common stock - domestic	4	—	—	4	—	—	—	—
Common stock - foreign	8	35	—	43	—	—	—	—

Total equity securities	12	35	—	47	—	—	—	—

Money market securities	—	10	—	10	—	—	—	—
Derivative securities	—	—	11	11	—	—	—	—
Short-term investments	2	4	—	6	—	—	—	—
Other invested assets	16	—	—	16	—	—	—	—
Real estate	—	—	8	8	—	—	—	—

Total assets	$31	$128	$19	$178	$—	$15	$—	$15

A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Pension Benefits
	Derivative Securities	Real Estate
(In millions)
Year Ended December 31, 2011:
Balance, January 1,	$11	$8
Total realized/unrealized gains
(losses) included in:
Earnings:
Net investment income	—	—
Net investment gains (losses)	—	—
Net derivative gains (losses)	—	—
Other revenues	—	—
Policyholder benefits and claims	—	—
Other expenses	—	—
Other comprehensive income (loss)	2	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance, December 31,	$13	$8

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Derivative Securities (1)	Real Estate (1)
	(In millions)
Year Ended December 31, 2010:
Balance, January 1,	$—	$—
Total realized/unrealized gains
(losses) included in:
Earnings:
Net investment income	—	—
Net investment gains (losses)	—	—
Net derivative gains (losses)	3	—
Other revenues	—	—
Policyholder benefits and claims	—	—
Other expenses	—	—
Other comprehensive income (loss)	(3)	—
Purchases, sales, issuances, and settlements	(1)	—
Transfers into Level 3	12	8
Transfers out of Level 3	—	—

Balance, December 31,	$11	$8

(1)	Derivative securities and real estate transfers into Level 3 are due to the Acquisition and are not related to the changes in Level 3 classification at the security level.

Certain non-U.S. Subsidiaries sponsor defined benefit plans that cover employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula, similar to the U.S. plans discussed above. The investment objectives are also similar, subject to local regulations. Generally, these international pension plans invest directly in high quality equity and fixed maturity securities. The assets of the non-U.S. pension plans are comprised of cash and cash equivalents, equity and fixed maturity securities, real estate and hedge fund investments.

The assets of the non-U.S. pension plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the assets of the non-U.S. pension plans funded status; (ii) minimizing the volatility of the assets of the non-U.S. pension plans funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the non-U.S. pension plans’ investments. Independent investment consultants are periodically used to evaluate the investment risk of the non-U.S. pension plans’ assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class as of December 31, 2011 for the plans:

	Defined Benefit Plan			Other Postretirement Plans
		Actual Allocation			Actual Allocation
	Target	2011	2010	Target	2011	2010
Asset Class:
Fixed maturity securities:
Foreign bonds		52%	45%		100%	100%

Total fixed maturity securities	61%	52%	45%	100%	100%	100%

Equity securities:
Common stock - domestic		—%	2%		—%	—%
Common stock - foreign		23	24		—	—

Total equity securities	27%	23%	26%	—%	—%	—%

Alternative securities:
Money market securities		—%	6%		—%	—%
Short-term investments		3	3		—	—
Other invested assets		22	20		—	—

Total alternative securities	12%	25%	29%	—%	—%	—%

Total assets		100%	100%		100%	100%

Expected Future Contributions and Benefit Payments

It is the Subsidiaries’ practice to make contributions to the U.S. qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for 2012. The Subsidiaries expect to make discretionary contributions to the qualified pension plan of $205 million in 2012. For information on employer contributions, see “— Obligations, Funded Status and Net Periodic Benefit Costs.”

Benefit payments due under the U.S. non-qualified pension plans are primarily funded from the Subsidiaries’ general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The U.S. Subsidiaries expect to make contributions of $88 million to fund the benefit payments in 2012.

U.S. and non-U.S. postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Subsidiaries; or (iii) both. Current regulations do not require funding for these benefits. The Subsidiaries use their general assets, net of participant’s contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The U.S. Subsidiaries expect to make contributions of $75 million towards benefit obligations in 2012 to pay postretirement medical claims.

As noted previously, the Subsidiaries no longer expect to receive the RDS under the Medicare Modernization Act of 2003 to partially offset payment of such benefits. Instead, the gross benefit payments that will be made under the PDP will already reflect subsidies.

Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
2012	$448	$38	$109	$3
2013	$424	$41	$111	$3
2014	$456	$45	$114	$3
2015	$457	$50	$117	$3
2016	$474	$58	$118	$3
2017-2021	$2,687	$322	$605	$14

Additional Information

As previously discussed, most of the assets of the U.S. pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Subsidiaries. Total revenues from these contracts recognized in the consolidated statements of operations were $47 million, $46 million and $45 million for the years ended December 31, 2011, 2010 and 2009, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $885 million, $767 million and $725 million for the years ended December 31, 2011, 2010 and 2009, respectively. The terms of these contracts are consistent in all material respects with those the Subsidiaries offer to unaffiliated parties that are similarly situated.

Savings and Investment Plans

The Subsidiaries sponsor the U.S. savings and investment plans for substantially all Company employees under which a portion of employee contributions are matched. The Subsidiaries contributed $95 million, $86 million and $93 million for the years ended December 31, 2011, 2010 and 2009, respectively.